General Company Information - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Jan. 10, 2023
Schedule group’s principal subsidiaries [Line Items]
Annual gross revenue		$ 1,235,000
Non-affiliates exceeds		700,000
Non convertible debt securities		1,000,000
Bridge loan		$ 485,000	$ 5,719
Aggregate principal amount (as a percent)		4.75%
Prepayment notice period		2 days
Aggregate purchase price		$ 1,488
Waiver fee percentage	3.75%
Senior Note
Schedule group’s principal subsidiaries [Line Items]
Waiver fee percentage	3.75%